Debt - Summary of Debt Net of Discounts (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Long term debt	$ 900,133		$ 1,025,160
Revolving credit facility
Debt Instrument [Line Items]
Principal amount			125,000
Interest rate	Variable		Variable
2006 Senior Unsecured Notes
Debt Instrument [Line Items]
Principal amount	125,000		125,000
Interest rate	Various		Various
2011 Senior Unsecured Notes
Debt Instrument [Line Items]
Principal amount	450,000		450,000
Unsecured senior notes, interest rate	6.875%		6.875%
2012 Senior Unsecured Notes
Debt Instrument [Line Items]
Principal amount	200,000		200,000
Unsecured senior notes, interest rate	6.375%		6.375%
Exchangeable senior notes
Debt Instrument [Line Items]
Principal amount	11,000	[1]	11,000	[1]
Unamortized discount			(37)
Debt instrument, net	11,000		10,963
Unsecured senior notes, interest rate	9.25%	[1]	9.25%	[1]
Term loans
Debt Instrument [Line Items]
Debt instrument, net	$ 114,133		$ 114,197
Interest rate	Various		Various

[1]	The Exchangeable senior notes were paid in full on April 1, 2013.